RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended				24 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Beijing Kewen Cambridge Book Co., Ltd. [Member] USD ($)	Dec. 31, 2014 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2013 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2006 Beijing Kewen Cambridge Book Co., Ltd. [Member]	Dec. 31, 2014 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] USD ($)	Dec. 31, 2014 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2013 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2006 Beijing Kewen Guolue Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Service fees					19,250
Administrative service charged	10	60									10	60
Service fees paid				9,625					3,716					5,909
Commission percentage paid to related party on service agreement										3.00%					3.00%
Due from related parties:	60	375	2,691			41	258	2,691			19	117
Due to related parties:	$ 361	2,237	3,182			$ 361	2,237	2,238					944